Submission	Nov. 07, 2024
Submission [Line Items]
Central Index Key	0001851194
Registrant Name	Ventyx Biosciences, Inc.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES